SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jul. 31, 2019
Accounting Policies [Abstract]
Organization

Organization

J.W. Mays, Inc. (the “Company” or “Registrant”) with executive offices at 9 Bond Street, Brooklyn, New York 11201, operates a number of commercial real estate properties in New York and one building in Ohio. The Company’s business was founded in 1924 and incorporated under the laws of the State of New York on July 6, 1927.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company, a New York corporation and its subsidiaries (J. W. M. Realty Corp. and Dutchess Mall Sewage Plant, Inc.), which are wholly-owned. Material intercompany items have been eliminated in consolidation.

Accounting Records and Use of Estimates

Accounting Records and Use of Estimates

The accounting records are maintained in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Company’s financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reporting period. The estimates that we make include allowance for doubtful accounts, depreciation, income tax assets and liabilities, fair value of marketable securities, revenue recognition and accrued expenses. Estimates are based on historical experience where applicable or other assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results may differ from those estimates under different assumptions or conditions.

Restricted Cash	Restricted Cash Restricted cash primarily consists of cash held in bank accounts for tenant security deposits and other amounts required under certain loan agreements.
Rental Income and Receivables

Rental Income and Receivables

All of the real estate owned by the Company is held for leasing to tenants except for a small portion used for Company offices. Rent is recognized from tenants under executed leases no later than on an established date or on an earlier date if the tenant should commence conducting business. Unbilled receivables represent the excess of scheduled rental income recognized on a straight-line basis over rental income as it becomes receivable according to the provisions of the lease. Contingent rental income is recorded when earned and is not based on tenant revenue. The effect of lease modifications that result in rent relief or other credits to tenants, including any retroactive effects relating to prior periods, is recognized in the period when the lease modification is signed. At the time of the lease modification, we assess the realizability of any accrued but unpaid rent and amounts that had been recognized as revenue in prior periods. If the amounts are not determined to be realizable, the accrued but unpaid rent is written off. Accounts receivable are recognized in accordance with lease agreements at its net realizable value. Rental payments received in advance are deferred until earned.

Based upon its periodic assessment of the quality of the receivables, management uses its historical knowledge of the tenants and industry experience to determine whether a reserve or write-off is required. Management has determined that no allowance for uncollected receivables is considered necessary. The Company uses specific identification to write-off receivables to bad debt expense in the period when issues of collectability become known. Collectability issues include circumstances when a tenant indicates their intention to vacate the property without paying, or when tenant litigation or bankruptcy proceedings are not expected to result in full payment. Due to the surrender of a portion of a tenant’s space, the Company reported a bad debt expense of $118,238 for the year ended July 31, 2019 and due to the early termination of a lease, the Company recorded a bad debt expense of $80,302 for the year ended July 31, 2018, both are included in administration and general expenses.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated using the straight-line method and the declining-balance method. Amortization of improvements to leased property is calculated over the shorter of the life of the lease or the estimated useful life of the improvements. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Maintenance, repairs, renewals and improvements of a non-permanent nature are charged to expense when incurred. Expenditures for additions and major renewals or improvements are capitalized along with the associated interest cost during construction. The cost of assets sold or retired and the accumulated depreciation or amortization thereon are eliminated from the respective accounts in the year of disposal, and the resulting gain or loss is credited or charged to income. Capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life.

The Company reviews long-lived assets for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. At July 31, 2019 and 2018, there were no impairments of its property and equipment.

Deferred Charges

Deferred Charges

Deferred charges consist principally of costs incurred in connection with the leasing of property to tenants. Such costs are amortized over the related lease periods, ranging from 1 to 21 years, using the straight-line method. If a lease is terminated early, such costs are expensed.

Income Taxes

Income Taxes

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. Deferred tax assets result principally from the recording of certain accruals, reserves and net operating loss carry forwards which currently are not deductible for tax purposes. Deferred tax liabilities result principally from temporary differences in the recognition of unrealized gains and losses from certain investments and from the use, for tax purposes, of accelerated depreciation. Deferred tax assets and liabilities are offset for each jurisdiction and are presented net on the balance sheet.

The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Actual income taxes could vary from these estimates due to future changes in income tax law or results from the final review of tax returns by federal, state or city tax authorities. Financial statement effects on tax positions are recognized in the period in which it is more likely than not that the position will be sustained upon examination, the position is effectively settled or when the statute of limitations to challenge the position has expired. Interest and penalties, if any, related to unrecognized tax benefits are recorded as interest expense and administrative and general expenses, respectively.

Income Per Share of Common Stock

Income Per Share of Common Stock

Income per share has been computed by dividing net income for the year by the weighted average number of shares of common stock outstanding during the year, adjusted for the purchase of treasury stock. Shares used in computing income per share were 2,015,780 in fiscal years 2019 and 2018.

Marketable Securities

Marketable Securities

Prior to the adoption of ASU 2016-01, the Company categorized marketable securities as either trading, available-for-sale or held-to-maturity at the time of purchase. Trading securities were carried at fair value with unrealized gains and losses included in income. Available-for-sale securities were carried at fair value using quoted prices in active markets for identical assets or liabilities with unrealized gains and losses recorded as a separate component of shareholders’ equity. Held-to-maturity securities were carried at amortized cost. With the adoption of ASU 2016-01 effective August 1, 2018, equity securities with readily determinable fair values are reported at fair value as marketable securities in the other assets section of the balance sheet. Also, effective August 1, 2018, changes in fair value of marketable securities are recorded in the investment income and interest expense section of the statement of income and retained earnings. Dividends and interest income are accrued as earned. Realized gains and losses are determined on a specific identification basis. The Company reviews marketable securities for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. The Company did not classify any securities as trading or held to maturity during the year ended July 31, 2018.

The Company follows GAAP which establishes a fair value hierarchy that prioritizes the valuation techniques and creates the following three broad levels, with Level 1 valuation being the highest priority:

Level 1 valuation inputs are quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date (e.g., equity securities traded on the New York Stock Exchange).

Level 2 valuation inputs are from other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted market prices of similar assets or liabilities in active markets, or quoted market prices for identical or similar assets or liabilities in markets that are not active).

Level 3 valuation inputs are unobservable (e.g., an entity’s own data) and should be used to measure fair value to the extent that observable inputs are not available.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis. There have been no changes in the methodologies used at July 31, 2019 and 2018.

Equity securities	Equity securities are valued at the closing price reported on the active market on which the individual securities are traded that the Company has access to.
Mutual funds

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Company are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Company are deemed to be actively traded.

In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

	Fair value measurements at reporting date using
Description	July 31, 2019	Level 1	Level 2	Level 3	July 31, 2018	Level 1	Level 2	Level 3
Assets:
Marketable securities - available-for-sale	$3,580,227	$3,580,227	$–	$–	$3,141,828	$3,141,828	$–	$–

Recently issued accounting standards:

Recently issued accounting standards:

In May 2014, the Financial Accounting Standards Board (“FASB”), issued Accounting Standards Update (“ASU”) 2014-09 “Revenue from Contracts with Customers” (“ASU 2014-09”) establishing ASC Topic 606 Revenue from Contracts with Customers. ASU 2014-09 establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most of the existing revenue recognition guidance. ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services and also requires certain additional disclosures. ASU 2014-09 is effective for interim and annual reporting in fiscal years that begin after December 15, 2016. ASU 2015-14 extended the implementation date for fiscal years beginning after December 31, 2017.

Subsequent to the issuance of ASU 2014-09, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)”, ASU No. 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing”, ASU No. 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients”, and ASU No. 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.” The additional ASU’s clarified certain provisions of ASU 2014-09 in response to recommendations from the Transition Resource Group established by the FASB and have the same effective date and transition requirements as ASU 2014-09. We adopted these standards effective August 1, 2018 using the modified retrospective approach, which allowed us to apply the new standard to all existing contracts not yet completed as of the effective date and record a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption, however there was no cumulative-effect required to be recognized in our retained earnings as the date of adoption. The adoption of this standard did not have a material impact on our consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01 “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” ASU 2016-01 amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments, including the requirement to measure certain equity investments at fair value with changes in fair value recognized in net income. ASU No. 2016-01 is effective for interim and annual periods beginning after December 15, 2017. We adopted this standard effective August 1, 2018 and recorded a cumulative effect adjustment to increase opening retained earnings at August 1, 2018 by $487,136 as required for equity investments recorded at fair value, formerly available-for-sale securities.

In November 2016, the FASB issued ASU 2016-18, “Restricted Cash”. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning of period and end of period balances on the statement of cash flows upon adoption of this standard. ASU 2016-18 is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2017. We adopted this standard effective August 1, 2018 with retrospective application to our consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”, to address a specific consequence of the Tax Act by allowing a reclassification from accumulated other comprehensive income (loss) to retained earnings for stranded tax effects resulting from the Tax Act’s reduction of the U.S. federal corporate income tax rate. The standard is effective for all entities for annual periods beginning after December 15, 2018, with early adoption permitted, and is to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. The Company early adopted this ASU effective August 1, 2018 and applied this new guidance in the period of adoption. As a result, $92,000 of income taxes stranded in accumulated other comprehensive income (loss) was classified to retained earnings. The ASU also requires the Company to disclose its policy on accounting for income tax effects in accumulated other comprehensive income (loss). In general, the Company applies the individual item approach with respect to marketable securities.

In August 2018, the U.S. Securities and Exchange Commission (“SEC”) adopted final rules under SEC Release No. 33-10532, Disclosure Update and Simplification, amending and expanding certain disclosure requirements. The rules require, among other things, that registrants include in their interim financial statements a reconciliation of changes in shareholders’ equity in the notes or as a separate statement that reconciles the beginning balance to the ending balance of each caption in shareholders’ equity for each period for which an income statement is required to be filed. The Company applied the new SEC disclosure requirements to the Consolidated Statements of Changes in Shareholders’ Equity in the third quarter of fiscal 2019 on a retrospective basis.

In July 2019, the FASB issued ASU No. 2019-07, “Codification Updates to SEC Sections -Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10532, Disclosure Update and Simplification, and Nos. 33-10231 and 33-10442, Investment Company Reporting Modernization, and Miscellaneous Updates,”. This guidance aligns the guidance in various SEC sections of the Codification with the requirements of certain SEC final rules. The ASU is effective upon issuance, during the Company’s fourth quarter of fiscal 2019. The adoption this standard did not have a material impact on our consolidated financial statements.

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted:

In February 2016, the FASB issued ASU 2016-02, “Leases.” ASU 2016-02 is intended to increase transparency and comparability among organizations in accounting for leasing arrangements. This guidance establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases.

In July 2018, the FASB issued ASU No. 2018-10, “Codification Improvements to Topic 842”, which provides amendments and clarification to ASU 2016-12 based on the FASB’s interaction with stakeholders. In July 2018, the FASB issued ASU No. 2018-11 “Leases (Topic 842): Targeted Improvements”, which amends Leases (Topic 842) to (i) add an optional transition method that would permit entities to apply the new requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the year of adoption, and (ii) provide a practical expedient for lessors regarding the separation of the lease and non-lease components of a contract. In December 2018, the FASB issued ASU No. 2018-20, “Leases (Topic 842) Narrow-Scope Improvement for Lessors,” which clarifies how to apply the leases standard when accounting for sales taxes and other similar taxes collected from lessees, certain lessor costs, and recognition of variable payments for contracts with lease and non-lease components. In March 2019, the FASB issued ASU 2019-01, “Leases (Topic 842) Codification Improvements”, which provides amendments for issues brought to the Board’s attention through its interactions with stakeholders. The issues identified are as follows. 1. Determining the fair value of the underlying asset by lessors that are not manufacturers or dealers, 2. Presentation on the statement of cash flows-sales-type and direct financing leases, 3. Transition disclosures related to Topic 250, Accounting Changes and Error Corrections. These standards are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The new standards will be effective for the Company for the fiscal year beginning August 1, 2019.

Upon adoption of Topic 842, the Company has elected the following practical expedients:

●	The Company will apply the optional transition method of recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the initial period of adoption on August 1, 2019. The Company does not anticipate a significant adjustment to opening retained earnings.

●	As lessee and lessor, the Company has elected not to reassess lease classification and all leases will continue to be classified as operating leases under the new standard.

The Company’s lessor accounting remains similar under Topic 842 but updated to align with certain changes to the lessee model and the new revenue recognition standard (ASU 2014-09). Therefore, as of August 1, 2019, the Company does not anticipate significant changes in accounting for its lease revenue as lessor.

The Company as lessee, upon adoption of Topic 842 on August 1, 2019, recorded on its balance sheet right-of-use assets and lease liabilities approximating $27.1 million and $17.9 million, respectively, based on the net present value of remaining minimum rental payments required by existing operating leases. Additionally, a lease which expires July 31, 2029 related to an affiliate principally owned by a director of the Company (“landlord”) is for a ground lease which required the Company to construct a building during the lease period. In accordance with the terms of this lease, upon lease termination in 2029, the building and all improvements are turned over to the landlord as property owner. As a result of the new standard, effective August 1, 2019, such building and improvements net of accumulated depreciation approximating $10.2 million are included in right-of-use asset, disclosed above. Until the lease agreement terminates in 2029, the Company remains solely entitled to tax depreciation and other tax deductions relating to the building, improvements and maintenance of the property included in this lease.

The Company will continue to evaluate the impact of adopting Topic 842 on its consolidated balance sheets, statements of income and retained earnings.